PARENT COMPANY FINANCIAL IFRS - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
(LOSS)/PROFIT FOR THE YEAR	$ (92,951,000)	$ (46,880,000)	$ (80,693,000)
Atento Luxco 1, S.A. [member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
(LOSS)/PROFIT FOR THE YEAR	(1,120,000)	222,000	(1,986,000)
Subsidiaries [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
(LOSS)/PROFIT FOR THE YEAR	$ (91,830,000)	$ (47,102,000)	$ (79,320,000)